Financial Instruments and Capital and Risk Management (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Summary of Financial Assets and Financial Liabilities Not Measured at Fair Value
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

(In thousands)		Carrying amount				Fair Value
December 31, 2023	Note	Financial assets at amortized cost	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Level 3	Total
Assets as per the Statements of Financial Position:
Cash and cash equivalents	7	164,095	—	—	164,095	—	—
Trade receivable	8	134,432	—	—	134,432	—	—
Trade receivable – Related parties	14	1,776	—	—	1,776	—	—

Total		300,303	—	—	300,303	—	—

Liabilities as per Statements of Financial Position:
Trade payable to suppliers	12	—	—	55,949	55,949	—	—
Lease liability		—	—	7,656	7,656	—	—
Payables for acquisitions	15	—	8,678	—	8,678	8,678	8,678
Borrowings		—	—	10,173	10,173
Trade payables - related parties	14	—	—	205,753	205,753	—	—

Total		—	8,678	279,531	288,209	8,678	8,678

Summary of Impact on Profit or Loss from the Change in Interest Rates of the Company's Financial Instruments
The sensitivity analysis of the impact on profit or loss from the change in interest rates of the Company’s financial instruments, considering a probable scenario (Scenario I), with appreciation of 10% (Scenario II), 25% (Scenario III) and 50% (Scenario IV) is as follows:

Operation	Exposure at December 31, 2023	Risk	Probable rate - %	Scenario I probable	Scenario II + 10% deterioration	Scenario III + 25% deterioration	Scenario IV + 50% deterioration
Interest rate risk
Cash equivalents—financial investments	164,095	Decrease in CDI	11.75%	19,281	17,353	14,461	9,641
Borrowings	(10,173)	Increase in SELIC	11.75%	(1,195)	(1,076)	(896)	(598)
Lease liability	(7,656)	Increase in SELIC	11.75%	(900)	(810)	(675)	(450)

Net Exposure and impact from interest rate risk	146,266			17,186	15,467	12,890	8,593

Summary of Liabilities with Floating Rates, Interest was Calculated Based on a Market Forecast
For liabilities with floating rates, interest was calculated based on a market forecast for each period:

	December 31, 2023
	Carrying amount	Total	Up to 1 year	1-3 years	Greater than 3 years
Financial assets
Cash and cash equivalents	164,095	164,095	164,095	—	—
Trade receivable	134,432	135,034	129,914	5,120	—
Trade receivable - related parties	1,776	1,776	1,776	—	—
Financial liabilities
Accounts payable to suppliers	(55,949)	(55,949)	(55,949)	—	—
Borrowings	(10,173)	(10,173)	—	—	(10,173)
Payables for business combination	(8,678)	(8,678)	(4,074)	(4,604)	—
Lease liability	(7,656)	(7,656)	(4,133)	(3,523)	—
Trade payables - related parties	(205,753)	(205,753)	(17,376)	(36,668)	(151,709)

	12,094	12,696	214,253	(39,675)	(161,882)

Summary of Net indebtedness Indexes on the Shareholders' Equity
Net indebtedness indexes on the shareholders’ equity of the Company are comprised as follows:

December 31, 2023
(-) Cash and cash equivalents (Note 7)	(164,095)

(+) Lease liability, payables for business combinations and borrowings	26,507
Net indebtedness	(137,588)
Total equity	3,232,111

Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Summary of Financial Assets and Financial Liabilities Not Measured at Fair Value
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount					Fair Value
August 7, 2023	Note	Assets at fair value through profit or loss	Financial assets at amortized cost	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets not measured at fair value
Cash and cash equivalents	6	—	1,174,989	—	—	1,174,989	—	—	—	—
Accounts receivable	7	—	129,123	—	—	129,123	—	—	—	—
Accounts receivable – Related parties	18	—	1,245	—	—	1,245	—	—	—	—
		—	1,305,357	—	—	1,305,357	—	—	—	—
Financial liabilities measured at fair value
Payables for business combinations	19	—	—	5,475	—	5,475	—	—	5,475	5,475
		—	—	5,475	—	5,475	—	—	5,475	5,475
Financial liabilities not measured at fair value
Accounts payable to suppliers	14	—	—	—	53,130	53,130	—	—	—	—
Lease liability	15	—	—	—	8,150	8,150	—	—	—	—
Related parties	18	—	—	—	145	145	—	—	—	—
Payables for business combinations	19				6,258	6,258	—	—	—	—

		—	—	—	67,683	73,158	—	—	—	—

		Carrying amount					Fair Value
December 31, 2022	Note	Assets at fair value through profit or loss	Financial assets at amortized cost	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Assets held for sale	13	179,589	—	—	—	179,589	—	—	179,589	179,589
		179,589	—	—	—	179,589	—	—	179,589	179,589
Financial assets not measured at fair value
Cash and cash equivalents	6	—	1,382,268	—	—	1,382,268	—	—	—	—
Accounts receivable	7	—	141,347	—	—	141,347	—	—	—	—
Accounts receivable - Related parties	18	—	2	—	—	2	—	—	—	—

		—	1,523,617	—	—	1,523,617	—	—	—	—

Financial liabilities measured at fair value
Liabilities held for sale	13	—	—	22,568	—	22,568	—	—	22,568	22,568
Compensation for post-combination services Acordo Certo key employees	17	—	—	82,771	—	82,771	—	—	82,771	82,771
Payables for business combinations	19	—	—	81,559	—	81,559	—	—	81,559	81,559

		—	—	186,898	—	186,898	—	—	186,898	186,898

Financial liabilities not measured at fair value
Accounts payable to suppliers	14	—	—	—	50,994	50,994	—	—	—	—
Lease liability	15	—	—	—	9,825	9,825	—	—	—	—
Dividends and interest on net equity payable	23 d)	—	—	—	120,900	120,900	—	—	—	—

		—	—	—	181,719	181,719

Summary of Reconciliation of Level 3 Fair Values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

	Note	Contingent consideration
At January 1, 2022		58,658
Remeasurement of fair value of contingent consideration	19	21,683
Net change in fair value (unrealized)	19	1,218

At January 1, 2023		81,559

Payment for business combinations – Acordo Certo	19	(84,780)
Unwinding of the time value of money	19	7,814
Net change in fair value (unrealized)	19	882

At August 7, 2023		5,475

Summary of Impact on Profit or Loss from the Change in Interest Rates of the Company's Financial Instruments
The sensitivity analysis of the impact on profit or loss from the change in interest rates of the Group’s financial instruments, considering a probable scenario (Scenario I), with appreciation of 10% (Scenario II), 25% (Scenario III) and 50% (Scenario IV) is as follows:

Operation	Exposure at August 7, 2023	Risk	Probable rate - %	Scenario I probable	Scenario II + 10% deterioration	Scenario III + 25% deterioration	Scenario IV + 50% deterioration
Interest rate risk
Cash equivalents - financial investments	1,174,989	Decrease in CDI	11.75%	138,061	124,255	103,546	69,031
Lease liability	(8,150)	Increase in CDI	11.75%	(958)	(862)	(719)	(479)

Net exposure and impact from interest rate risk	1,166,839			137,103	123,393	102,827	68,552

Operation	Exposure at December 31, 2022	Risk	Probable rate -%	Scenario I probable	Scenario II + 10% deterioration	Scenario III + 25% deterioration	Scenario IV + 50% deterioration
Interest rate risk
Cash equivalents - financial investments	1,382,268	Decrease in CDI	13.75%	190,062	171,056	142,546	95,031
Lease liability	(9,825)	Increase in CDI	13.75%	(1,351)	(1,216)	(1,013)	(676)

Net exposure and impact from interest rate risk	1,372,443			188,711	169,840	141,533	94,356

Summary of Valuation Techniques and Significant Unobservable Inputs of Assets and Liabilities
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments and the group of assets and liabilities held for sale in the statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter relationship between significant unobservable inputs and fair value measurement
Contingent Consideration	Discounted cash flows: The valuation model considers the value of the expected adjusted net revenue as defined in the SPA discounted using a risk-adjusted discount rate.	Expected adjusted net revenue and Risk-adjusted discount rate	The estimated fair value would increase (decrease) if: - the expected adjusted net revenue was higher (lower); or - the risk-adjusted discount rate was lower (higher).

Assets and liabilities held for sale	Discounted cash flows: The discounted cash flow considers the present value of expected net cash flows to be generated, taking into consideration the projected growth rate of net operating revenue (NOR). The expected net cash flows are discounted using a risk-adjusted discount rate.	NOR and risk- adjusted discount rate	The estimated fair value would increase (decrease) if: - the expected NOR was higher (lower); or - the risk-adjusted discount rate was lower (higher).

Summary of Liabilities with Floating Rates, Interest was Calculated Based on a Market Forecast	For liabilities with floating rate, interest was calculated based on market forecast for each period:

					August 7, 2023
	Carrying amount	Total	Up to 1 year	1-3 years	3-4 years
Financial assets
Cash and cash equivalents	1,174,989	1,174,989	1,174,989	—	—
Accounts receivable	129,123	129,882	123,852	6,030	—
Accounts receivable - Related parties	1,245	1,245	1,245	—	—
Financial liabilities
Accounts payable to suppliers	(53,130)	(53,130)	(53,130)	—	—
Payables for business combination	(11,733)	(11,733)	(7,538)	(2,918)	(1,277)
Lease liability	(8,150)	(8,150)	(3,712)	(2,350)	(2,088)
Accounts payable - Related parties	(145)	(145)	(145)	—	—

	1,232,199	1,232,958	1,235,561	762	(3,365)

					December 31, 2022
	Carrying amount	Total	Up to 1 year	1-3 years	3-4 years
Financial assets
Cash and cash equivalents	1,382,268	1,382,268	1,382,268	—	—
Accounts receivable	141,347	142,547	134,189	8,358	—
Accounts receivable - Related parties	2	2	2	—	—
Financial liabilities
Accounts payable to suppliers	(50,994)	(50,994)	(50,994)	—	—
Payables for business combination	(81,559)	(85,809)	(80,580)	(4,250)	(979)
Lease liability	(9,825)	(16,587)	(5,679)	(8,834)	(2,074)
Dividends and interest on net equity payable	(120,900)	(120,900)	(120,900)	—	—

	1,260,339	1,250,527	1,258,306	(4,726)	(3,053)

Summary of Net indebtedness Indexes on the Shareholders' Equity	Net indebtedness indexes on the shareholders’ equity of the Group are comprised as follows:

	August 7,	December 31,
	2023	2022
(-) Cash and cash equivalents (Note 6)	(1,174,989)	(1,382,268)
(+) Lease liability and payables for business combinations (Notes 15 and 19)	19,883	91,384

Net indebtedness	(1,155,106)	(1,290,884)
Total shareholders’ equity	2,297,712	2,199,224
Net debt ratio - %	(50.27%)	(58.70%)